INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Summary of investments in associates	Associates consisted of the following:

		Place of Incorporation and Operation	Carrying Amount		% of Ownership and Voting Rights Held by the Company
Name of Associate	Principal Activities		December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025
			NT$	NT$
			(In Millions)	(In Millions)

Vanguard International Semiconductor Corporation (VIS)	Manufacturing, sales, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing and design service of masks	Hsinchu, Taiwan	$18,212.9	$18,068.7	28%	28%
Systems on Silicon Manufacturing Company Pte Ltd. (SSMC)	Manufacturing and sales of integrated circuits and other semiconductor devices	Singapore	11,387.2	12,419.2	39%	39%
Xintec Inc. (Xintec)	Wafer level chip size packaging and wafer level post passivation interconnection service	Taoyuan, Taiwan	4,189.6	4,470.4	41%	41%
Global Unichip Corporation (GUC)	Researching, developing, manufacturing, testing and marketing of integrated circuits	Hsinchu, Taiwan	3,458.1	2,893.6	35%	35%

			$37,247.8	$37,851.9

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income

	December 31, 2024	December 31, 2025
	NT$	NT$
Name of Associate	(In Millions)	(In Millions)

GUC	$63,495.5	$99,211.7
VIS	$50,620.3	$46,667.9
Xintec	$22,033.8	$15,468.1